Note 8 - Stockholders' Deficit (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Mar. 31, 2019	Jun. 30, 2018
Stockholders’ deficit:
Share Price	$ 1.82	$ 0.57
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value	$ 4,858,000	$ 107,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options	$ 2,595,000	$ 1,338,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	2 years 1 month 10 days	2 years 1 month 6 days